Accounts receivable - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Disclosure of accounts receivable [line items]
Recovery of trade and other accounts receivable	$ 8.1
Bottom of range
Disclosure of accounts receivable [line items]
Trade receivable term	30 days
Top of range
Disclosure of accounts receivable [line items]
Trade receivable term	90 days